CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income (loss)		$ 27	$ (232)	$ 570
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment		134	215	347
Taxes on the above		(121)	(67)	(59)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		13	148	288
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(99)	(493)	(59)
Cash flow hedge		0	5	5
Taxes on the above items		0	(1)	(1)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(99)	(489)	(55)
Total other comprehensive (loss) income		(86)	(341)	233
Comprehensive (loss) income		(59)	(573)	803
Attributable to:
Brookfield infrastructure partners L.P.	[1]	(373)	(536)	442
Non-controlling interests		$ 314	$ (37)	$ 361

[1]	Comprehensive income is attributable to the partnership prior to the special distribution as well as subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.